Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 974
Gains/(losses) recorded in income	84
Gains/(losses) recorded in OCI	(10)
Purchases/ Issuances	(49)
Sales/ Settlements	(73)
Transfers into/out of Level 3	41
Fair value, ending balance	967	$ 974
Change in unrealized gains/(losses)recorded in income for instruments still held	78
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(51)	(12)	$ (36)
Gains/(losses) recorded in income	1	2	5
Purchases/ Issuances	(17)	(38)	(7)
Sales/ Settlements			25
Transfers into/out of Level 3	5	(3)	1
Fair value, ending balance	(62)	(51)	(12)
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	20	18	15
Gains/(losses) recorded in income	6	2	3
Sales/ Settlements	(22)
Transfers into/out of Level 3	72
Fair value, ending balance	76	20	18
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	20
Gains/(losses) recorded in income	6
Sales/ Settlements	(22)
Fair value, ending balance	4	20
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	0
Transfers into/out of Level 3	72
Fair value, ending balance	72	0
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1,005	910	898
Gains/(losses) recorded in income	76	58	14
Gains/(losses) recorded in OCI	(10)	1	7
Purchases/ Issuances	49	43	43
Sales/ Settlements	(51)	(35)	(24)
Transfers into/out of Level 3		28	(28)
Fair value, ending balance	1,069	1,005	$ 910
Change in unrealized gains/(losses)recorded in income for instruments still held	76
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	24
Gains/(losses) recorded in OCI	(2)
Fair value, ending balance	22	24
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	27
Gains/(losses) recorded in OCI	(8)
Purchases/ Issuances	7
Fair value, ending balance	26	27
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	954
Gains/(losses) recorded in income	76
Gains/(losses) recorded in OCI	0
Purchases/ Issuances	42
Fair value, ending balance	1,021	954
Change in unrealized gains/(losses)recorded in income for instruments still held	76
Investment securities [member] | Equity securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Sales/ Settlements	(51)
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1
Purchases/ Issuances	1
Fair value, ending balance	2	1
Change in unrealized gains/(losses)recorded in income for instruments still held	0
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	2
Gains/(losses) recorded in income	1
Purchases/ Issuances	8
Fair value, ending balance	11	2
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(48)
Gains/(losses) recorded in income	(1)
Purchases/ Issuances	(24)
Fair value, ending balance	(73)	(48)
Change in unrealized gains/(losses)recorded in income for instruments still held	(1)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(6)
Gains/(losses) recorded in income	1
Purchases/ Issuances	(2)
Transfers into/out of Level 3	5
Fair value, ending balance	(2)	$ (6)
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	1
Purchases/ Issuances	(81)
Transfers into/out of Level 3	(36)
Fair value, ending balance	(116)
Change in unrealized gains/(losses)recorded in income for instruments still held	$ 1